Related party transactions	12 Months Ended
Mar. 31, 2016
Related party transactions
Related party transactions

20. Related party transactions:

As of March 31, 2016, the Chief Executive Officer (“CEO”) of the Company, a business entity indirectly owned by the CEO (“the business entity”), a foundation which president is the CEO and the CEO’s immediate family member held 8.3%, 3.7%, 0.3% and 1.8% of the outstanding shares of the Company, respectively.

In October 2013, the Company entered into a share exchange transaction with NCPL to make NCPL a wholly owned subsidiary of the Company. The Company allocated 4,856,764 shares of the Company’s common stock held in treasury into shareholders of NCPL except for the Company. The CEO was allocated 589,992 shares of the Company’s common stock held in treasury in exchange for shares of NCPL which the CEO had owned. This related party transaction with the CEO was at arm’s-length. This related party transaction did not have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

In October 2013, the Company entered into a share exchange transaction with NTSC to make NTSC a wholly owned subsidiary of the Company. The Company allocated 2,624,000 shares of the Company’s common stock held in treasury into shareholders of NTSC except for the Company. The CEO and the business entity were allocated 322,400 shares and 49,600 shares of the Company’s common stock, respectively, held in treasury in exchange for shares of NTSC which the CEO and the business entity had owned. These related party transactions with the CEO and the business entity was at arm’s-length. These related party transactions did not have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

In October 2014, the Company entered into a share exchange transaction with NCEL to make NCEL a wholly owned subsidiary of the Company. The Company allocated 3,160,575 shares of the Company’s common stock held in treasury into shareholders of NCEL except for the Company. The CEO was allocated 282,624 shares of the Company’s common stock held in treasury in exchange for shares of NCEL which the CEO had owned. This related party transaction with the CEO was at arm’s-length. This related party transaction did not have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

In October 2014, the Company entered into a share exchange transaction with NRCJ to make NRCJ a wholly owned subsidiary of the Company. The Company allocated 1,421,498 shares of the Company’s common stock held in treasury into shareholders of NRCJ except for the Company. The CEO and the business entity were allocated 182,250 shares and 51,030 shares of the Company’s common stock, respectively, held in treasury in exchange for shares of NRCJ which the CEO and the business entity had owned. These related party transactions with the CEO and the business entity was at arm’s-length. These related party transactions did not have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.